NOTE 7: ACQUISITION OF LAWRENCE PARK & ATKINSON (Details) - 12 months ended Dec. 31, 2020 - Lawrence Park & Atkinson		USD ($)	$ / shares
Milestone 1
Statement Line Items [Line Items]
Milestone date		June 30, 2022
Years to maturity		4 years
Risk-free rate		0.19%
Exercise price			$ .2850
Share price			0.2850
Volatility		108.10%
Fair value per option			.2056
Probability		90.00%
Fair value per option tranche | $	[1]	$ 181,634
Milestone 2
Statement Line Items [Line Items]
Milestone date		December 31, 2023
Years to maturity		4 years 9 months
Risk-free rate		0.25%
Exercise price			.2850
Share price			0.2850
Volatility		108.10%
Fair value per option			.2173
Probability		50.00%
Fair value per option tranche | $	[2]	$ 106,679
Milestone 3
Statement Line Items [Line Items]
Milestone date		June 30, 2025
Years to maturity		5 years 6 months
Risk-free rate		0.48%
Exercise price			.2850
Share price			0.2850
Volatility		108.10%
Fair value per option			$ .2273
Probability		25.00%
Fair value per option tranche | $	[3]	$ 55,797

[1]	C$231,256
[2]	C$135,824
[3]	C$71,041